Financial instruments - Fair values and risk management - Schedule of cash flow hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount	$ 567,500
Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	(2,396)	$ 7,456	$ 4,583
Changes in the value of the hedging instrument recognized in OCI	9,852	(2,873)
Cash flow hedges | Interest rate risk | Variable-rate instruments
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(9,247)	2,989
Cash flow hedge reserve	2,862	(6,385)
Cash flow hedges | Interest rate risk | Cap option
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(605)	(116)
Cash flow hedge reserve	(466)	(1,071)
Nominal amount	200,000	200,000
Carrying amount - Assets	2	15
Carrying amount - Liabilities	0	0
Changes in the value of the hedging instrument recognized in OCI	605	116
Hedge ineffectiveness recognized in profit or loss	0	0
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount	367,530	70,143
Carrying amount - Assets	6,392	2
Carrying amount - Liabilities	2,987	6,385
Changes in the value of the hedging instrument recognized in OCI	9,247	(2,989)
Hedge ineffectiveness recognized in profit or loss	(78)	(108)
Cash flow hedges | Interest rate risk | 1-6 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (15,704)	$ (10,855)
Average fixed interest rate	0.80%	2.96%
Cash flow hedges | Interest rate risk | 6-12 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (15,982)	$ (10,942)
Average fixed interest rate	0.80%	2.96%
Cash flow hedges | Interest rate risk | More than 1 year
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (93,737)	$ (81,803)
Average fixed interest rate	0.78%	2.96%